GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 4.3%
15,820 Alphabet, Inc., Class A $ 2,716,927
83,419 AT&T, Inc. 2,319,048
5,893 Charter Communications, Inc.,
Class A* 2,335,219
68,392 Comcast Corp., Class A 2,364,312
15,249 Electronic Arts, Inc. 2,192,501
46,778 Fox Corp., Class A 2,569,984
17,322 Live Nation Entertainment, Inc.* 2,376,405
3,976 Meta Platforms, Inc., Class A 2,574,420
2,053 Netflix, Inc.* 2,478,443
83,924 News Corp., Class A 2,370,014
30,834 Omnicom Group, Inc. 2,264,449
87,365 Pinterest, Inc., Class A* 2,717,925
22,483 Reddit, Inc., Class A* 2,525,965
33,494 ROBLOX Corp., Class A* 2,913,308
10,294 Take-Two Interactive Software,
Inc.* 2,329,326
13,989 TKO Group Holdings, Inc. 2,207,604
9,341 T-Mobile US, Inc. 2,262,390
41,854 Trade Desk, Inc. (The), Class A* 3,148,258
53,363 Verizon Communications, Inc. 2,345,838
23,202 Walt Disney Co. (The) 2,622,754
275,527 Warner Bros Discovery, Inc.* 2,747,004
52,382,094
Consumer Discretionary – 8.8%
19,342 Airbnb, Inc., Class A* 2,495,118
12,505 Amazon.com, Inc.* 2,563,650
630 AutoZone, Inc.* 2,351,815
34,498 Best Buy Co., Inc. 2,286,527
453 Booking Holdings, Inc. 2,500,075
9,674 Burlington Stores, Inc.* 2,208,284
119,433 Carnival Corp.* 2,773,234
9,050 Carvana Co.* 2,960,798
46,206 Chipotle Mexican Grill, Inc.* 2,313,996
19,155 D.R. Horton, Inc. 2,261,439
11,754 Darden Restaurants, Inc. 2,517,824
19,672 Deckers Outdoor Corp.* 2,075,789
4,946 Domino's Pizza, Inc. 2,343,514
13,193 DoorDash, Inc., Class A* 2,752,719
68,971 DraftKings, Inc., Class A* 2,474,680
4,769 Duolingo, Inc.* 2,478,020
33,565 eBay, Inc. 2,455,951
14,081 Expedia Group, Inc. 2,348,007
9,650 Flutter Entertainment PLC
(United Kingdom)* 2,438,555
229,543 Ford Motor Co. 2,382,656
12,550 Garmin Ltd. 2,547,274
51,871 General Motors Co. 2,573,320
20,270 Genuine Parts Co. 2,564,560
9,718 Hilton Worldwide Holdings, Inc. 2,414,340
6,523 Home Depot, Inc. (The) 2,402,356
59,706 Las Vegas Sands Corp. 2,457,499
21,869 Lennar Corp., Class A 2,319,864
10,489 Lowe’s Cos., Inc. 2,367,682
9,221 Marriott International, Inc.,
Class A 2,432,776
7,441 McDonald's Corp. 2,335,358
40,682 NIKE, Inc., Class B 2,464,922
333 NVR, Inc.* 2,369,605
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
1,704 O'Reilly Automotive, Inc.* $ 2,330,220
23,225 PulteGroup, Inc. 2,276,747
16,528 Ross Stores, Inc. 2,315,408
10,355 Royal Caribbean Cruises Ltd. 2,660,924
28,648 Starbucks Corp. 2,405,000
8,717 Tesla, Inc.* 3,020,092
18,300 TJX Cos., Inc. (The) 2,322,270
46,429 Tractor Supply Co. 2,247,164
6,034 Ulta Beauty, Inc.* 2,844,790
54,626 Viking Holdings Ltd.* 2,438,505
14,981 Williams-Sonoma, Inc. 2,423,327
15,746 Yum! Brands, Inc. 2,266,479
107,783,133
Consumer Staples – 6.6%
38,844 Altria Group, Inc. 2,354,335
49,242 Archer-Daniels-Midland Co. 2,376,911
19,787 BJ's Wholesale Club Holdings,
Inc.* 2,240,086
68,892 Brown-Forman Corp., Class B 2,296,859
5,044 Casey's General Stores, Inc. 2,208,061
25,703 Church & Dwight Co., Inc. 2,526,862
17,328 Clorox Co. (The) 2,285,217
32,685 Coca-Cola Co. (The) 2,356,588
26,003 Colgate-Palmolive Co. 2,416,719
12,469 Constellation Brands, Inc., Class
A 2,223,098
2,341 Costco Wholesale Corp. 2,435,061
25,558 Dollar General Corp. 2,485,515
28,006 Dollar Tree, Inc.* 2,527,822
39,973 Estee Lauder Cos., Inc. (The),
Class A 2,675,793
43,534 General Mills, Inc. 2,362,155
14,085 Hershey Co. (The) 2,263,319
81,051 Hormel Foods Corp. 2,486,645
28,636 Kellanova 2,366,193
101,454 Kenvue, Inc. 2,421,707
69,661 Keurig Dr Pepper, Inc. 2,345,486
17,747 Kimberly-Clark Corp. 2,551,309
83,809 Kraft Heinz Co. (The) 2,240,215
32,381 Kroger Co. (The) 2,209,356
31,517 McCormick & Co., Inc. 2,292,231
35,138 Mondelez International, Inc.,
Class A 2,371,464
39,111 Monster Beverage Corp.* 2,501,148
18,014 PepsiCo, Inc. 2,367,940
13,406 Philip Morris International, Inc. 2,420,989
14,800 Procter & Gamble Co. (The) 2,514,372
14,163 Sprouts Farmers Market, Inc.* 2,448,216
33,560 Sysco Corp. 2,449,880
24,762 Target Corp. 2,327,876
42,631 Tyson Foods, Inc., Class A 2,394,157
23,871 Walmart, Inc. 2,356,545
81,100,130
Energy – 4.7%
64,797 Baker Hughes Co. 2,400,729
9,945 Cheniere Energy, Inc. 2,356,866
17,444 Chevron Corp. 2,384,595
26,927 ConocoPhillips 2,298,219

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
103,449 Coterra Energy, Inc. $ 2,514,845
76,977 Devon Energy Corp. 2,329,324
18,207 Diamondback Energy, Inc. 2,449,752
21,876 EOG Resources, Inc. 2,375,077
43,825 EQT Corp. 2,416,072
21,405 Expand Energy Corp. 2,485,763
22,552 Exxon Mobil Corp. 2,307,070
122,272 Halliburton Co. 2,395,308
18,332 Hess Corp. 2,423,307
85,520 Kinder Morgan, Inc. 2,397,981
16,316 Marathon Petroleum Corp. 2,622,634
60,279 Occidental Petroleum Corp. 2,458,178
29,520 ONEOK, Inc. 2,386,397
22,310 Phillips 66 2,531,739
70,350 Schlumberger NV 2,325,068
14,884 Targa Resources Corp. 2,350,630
1,771 Texas Pacific Land Corp. 1,972,947
20,084 Valero Energy Corp. 2,590,233
271,418 Venture Global, Inc., Class A
(a)
3,140,306
40,048 Williams Cos., Inc. (The) 2,423,304
58,336,344
Financials – 16.6%
21,950 Aflac, Inc. 2,272,703
11,580 Allstate Corp. (The) 2,430,295
8,519 American Express Co. 2,505,012
28,674 American International Group,
Inc. 2,426,967
4,904 Ameriprise Financial, Inc. 2,497,313
6,577 Aon PLC, Class A 2,447,170
18,249 Apollo Global Management, Inc. 2,384,962
25,289 Arch Capital Group Ltd. 2,403,467
14,626 Ares Management Corp., Class A 2,420,603
6,972 Arthur J Gallagher & Co. 2,422,352
57,377 Bank of America Corp. 2,532,047
28,114 Bank of New York Mellon Corp.
(The) 2,491,182
4,588 Berkshire Hathaway, Inc., Class
B* 2,312,168
2,564 Blackrock, Inc. 2,512,438
17,361 Blackstone, Inc. 2,409,012
49,429 Block, Inc.* 3,052,241
131,451 Blue Owl Capital, Inc. 2,455,505
21,207 Brown & Brown, Inc. 2,394,270
25,211 Capital One Financial Corp. 4,768,661
10,100 Cboe Global Markets, Inc. 2,314,112
28,152 Charles Schwab Corp. (The) 2,486,948
8,187 Chubb Ltd. 2,433,176
16,197 Cincinnati Financial Corp. 2,442,831
33,617 Citigroup, Inc. 2,532,032
61,352 Citizens Financial Group, Inc. 2,475,553
8,310 CME Group, Inc. 2,401,590
11,972 Coinbase Global, Inc., Class A* 2,952,535
75,428 Corebridge Financial, Inc. 2,459,707
7,384 Corpay, Inc.* 2,400,612
6,516 Erie Indemnity Co., Class A 2,336,051
6,856 Everest Group Ltd. 2,380,335
5,392 FactSet Research Systems, Inc. 2,470,938
36,488 Fidelity National Financial, Inc. 1,998,448
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
31,230 Fidelity National Information
Services, Inc. $ 2,486,220
64,031 Fifth Third Bancorp 2,445,344
1,306 First Citizens BancShares, Inc.,
Class A 2,414,637
12,900 Fiserv, Inc.* 2,099,991
29,970 Global Payments, Inc. 2,266,032
4,272 Goldman Sachs Group, Inc.
(The)
(b)
2,565,123
18,459 Hartford Insurance Group, Inc.
(The) 2,396,717
157,119 Huntington Bancshares, Inc. 2,455,770
13,131 Interactive Brokers Group, Inc.,
Class A 2,753,308
13,403 Intercontinental Exchange, Inc. 2,409,859
9,381 JPMorgan Chase & Co. 2,476,584
154,437 KeyCorp 2,449,371
20,396 KKR & Co., Inc. 2,477,298
26,864 Loews Corp. 2,398,687
7,071 LPL Financial Holdings, Inc. 2,737,608
13,533 M&T Bank Corp. 2,471,667
1,256 Markel Group, Inc.* 2,438,775
10,366 Marsh & McLennan Cos., Inc. 2,422,120
4,188 Mastercard, Inc., Class A 2,452,493
30,745 MetLife, Inc. 2,415,942
5,069 Moody's Corp. 2,429,673
19,749 Morgan Stanley 2,528,464
4,318 MSCI, Inc. 2,435,438
30,009 Nasdaq, Inc. 2,506,952
24,132 Northern Trust Corp. 2,575,850
34,493 PayPal Holdings, Inc.* 2,424,168
14,334 PNC Financial Services Group,
Inc. (The) 2,491,392
30,457 Principal Financial Group, Inc. 2,372,296
8,291 Progressive Corp. (The) 2,362,355
23,172 Prudential Financial, Inc. 2,407,339
16,518 Raymond James Financial, Inc. 2,427,816
112,816 Regions Financial Corp. 2,418,775
48,430 Robinhood Markets, Inc., Class
A* 3,203,644
203,829 Rocket Cos., Inc., Class A
(a)
2,598,820
33,254 Ryan Specialty Holdings, Inc. 2,379,989
4,683 S&P Global, Inc. 2,401,723
25,542 State Street Corp. 2,459,184
43,632 Synchrony Financial 2,515,385
25,900 T. Rowe Price Group, Inc. 2,423,981
66,498 Toast, Inc., Class A* 2,804,886
51,752 TPG, Inc. 2,490,824
16,428 Tradeweb Markets, Inc., Class A 2,373,025
8,772 Travelers Cos., Inc. (The) 2,418,440
60,472 Truist Financial Corp. 2,388,644
56,824 US Bancorp 2,476,958
6,748 Visa, Inc., Class A 2,464,302
32,285 W R Berkley Corp. 2,411,367
31,848 Wells Fargo & Co. 2,381,593
7,695 Willis Towers Watson PLC 2,435,852
204,265,917
Health Care – 10.6%
17,664 Abbott Laboratories 2,359,557

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
12,532 AbbVie, Inc. $ 2,332,331
22,283 Agilent Technologies, Inc. 2,493,913
13,856 Align Technology, Inc.* 2,507,105
8,570 Alnylam Pharmaceuticals, Inc.* 2,610,079
8,632 Amgen, Inc. 2,487,570
77,744 Baxter International, Inc. 2,371,192
14,289 Becton Dickinson & Co. 2,466,139
20,158 Biogen, Inc.* 2,616,307
22,598 Boston Scientific Corp.* 2,378,665
49,501 Bristol-Myers Squibb Co. 2,389,908
15,504 Cardinal Health, Inc. 2,394,438
7,837 Cencora, Inc. 2,282,448
37,991 Centene Corp.* 2,144,212
7,110 Cigna Group (The) 2,251,310
29,403 Cooper Cos., Inc. (The)* 2,007,637
35,662 CVS Health Corp. 2,283,794
12,309 Danaher Corp. 2,337,479
28,694 Dexcom, Inc.* 2,461,945
31,519 Edwards Lifesciences Corp.* 2,465,416
5,743 Elevance Health, Inc. 2,204,393
3,042 Eli Lilly & Co. 2,243,992
34,397 GE HealthCare Technologies,
Inc. 2,426,364
23,856 Gilead Sciences, Inc. 2,626,068
6,582 HCA Healthcare, Inc. 2,510,309
44,350 Hologic, Inc.* 2,757,240
9,424 Humana, Inc. 2,197,017
4,929 IDEXX Laboratories, Inc.* 2,530,351
9,054 Insulet Corp.* 2,942,822
4,433 Intuitive Surgical, Inc.* 2,448,523
15,535 IQVIA Holdings, Inc.* 2,180,027
15,023 Johnson & Johnson 2,331,720
9,595 Labcorp Holdings, Inc. 2,388,867
3,263 McKesson Corp. 2,347,761
28,425 Medtronic PLC 2,358,707
29,674 Merck & Co., Inc. 2,280,150
2,200 Mettler-Toledo International,
Inc.* 2,542,144
7,315 Molina Healthcare, Inc.* 2,231,368
14,972 Natera, Inc.* 2,361,534
103,045 Pfizer, Inc. 2,420,527
13,416 Quest Diagnostics, Inc. 2,325,529
4,189 Regeneron Pharmaceuticals, Inc. 2,053,783
9,725 ResMed, Inc. 2,380,583
72,746 Royalty Pharma PLC, Class A 2,391,888
10,569 STERIS PLC 2,591,625
6,189 Stryker Corp. 2,368,159
98,067 Summit Therapeutics, Inc.*
(a)
1,786,290
5,778 Thermo Fisher Scientific, Inc. 2,327,494
6,080 UnitedHealth Group, Inc. 1,835,613
9,991 Veeva Systems, Inc., Class A* 2,794,483
5,451 Vertex Pharmaceuticals, Inc.* 2,409,615
6,918 Waters Corp.* 2,416,042
11,278 West Pharmaceutical Services,
Inc. 2,377,966
25,129 Zimmer Biomet Holdings, Inc. 2,316,140
15,329 Zoetis, Inc. 2,584,929
130,931,468
Shares Description Value
aa
Common Stocks – (continued)
Industrials – 15.3%
16,985 3M Co. $ 2,519,725
1,176 Amentum Holdings, Inc.* 24,296
13,902 AMETEK, Inc. 2,484,843
7,752 Automatic Data Processing, Inc. 2,523,509
3,918 Axon Enterprise, Inc.* 2,939,910
12,782 Boeing Co. (The)* 2,649,964
19,231 Booz Allen Hamilton Holding
Corp. 2,043,294
10,044 Broadridge Financial Solutions,
Inc. 2,438,985
22,452 Builders FirstSource, Inc.* 2,417,631
6,125 Carlisle Cos., Inc. 2,328,602
33,752 Carrier Global Corp. 2,403,142
7,366 Caterpillar, Inc. 2,563,589
10,997 Cintas Corp. 2,490,821
38,417 Copart, Inc.* 1,977,707
83,200 CSX Corp. 2,628,288
7,898 Cummins, Inc. 2,539,049
4,964 Deere & Co. 2,513,075
51,981 Delta Air Lines, Inc. 2,515,361
13,788 Dover Corp. 2,450,817
7,851 Eaton Corp. PLC 2,513,890
5,445 EMCOR Group, Inc. 2,569,278
21,450 Emerson Electric Co. 2,560,701
8,953 Equifax, Inc. 2,365,293
21,975 Expeditors International of
Washington, Inc. 2,477,242
60,318 Fastenal Co. 2,493,546
10,985 FedEx Corp. 2,395,828
14,093 Ferguson Enterprises, Inc. 2,569,718
34,471 Fortive Corp. 2,419,519
5,854 GE Vernova, Inc. 2,768,825
8,747 General Dynamics Corp. 2,435,952
11,275 General Electric Co. 2,772,635
28,794 Graco, Inc. 2,437,700
8,859 HEICO Corp. 2,654,511
10,972 Honeywell International, Inc. 2,487,023
15,078 Howmet Aerospace, Inc. 2,561,601
6,694 Hubbell, Inc. 2,607,849
9,787 Illinois Tool Works, Inc. 2,398,598
30,494 Ingersoll Rand, Inc. 2,489,530
17,848 J.B. Hunt Transport Services, Inc. 2,478,195
19,776 Jacobs Solutions, Inc. 2,497,709
26,327 Johnson Controls International
PLC 2,668,768
10,830 L3Harris Technologies, Inc. 2,646,202
15,305 Leidos Holdings, Inc. 2,273,099
4,154 Lennox International, Inc. 2,344,725
5,016 Lockheed Martin Corp. 2,419,618
10,731 Norfolk Southern Corp. 2,651,845
4,881 Northrop Grumman Corp. 2,366,162
15,227 Old Dominion Freight Line, Inc. 2,438,909
24,286 Otis Worldwide Corp. 2,315,670
26,431 PACCAR, Inc. 2,480,549
3,788 Parker-Hannifin Corp. 2,517,884
15,714 Paychex, Inc. 2,481,398
25,647 Pentair PLC 2,543,669
7,367 Quanta Services, Inc. 2,523,640
9,377 Republic Services, Inc. 2,412,608
8,347 Rockwell Automation, Inc. 2,633,896

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
41,485 Rollins, Inc. $ 2,375,016
18,447 RTX Corp. 2,517,647
7,503 Snap-on, Inc. 2,406,587
77,850 Southwest Airlines Co. 2,598,633
30,631 SS&C Technologies Holdings,
Inc. 2,475,291
5,813 Trane Technologies PLC 2,501,160
1,697 TransDigm Group, Inc. 2,491,926
27,936 TransUnion 2,392,160
28,157 Uber Technologies, Inc.* 2,369,693
11,040 Union Pacific Corp. 2,447,126
31,088 United Airlines Holdings, Inc.* 2,469,786
25,157 United Parcel Service, Inc.,
Class B 2,453,814
3,618 United Rentals, Inc. 2,562,919
24,473 Veralto Corp. 2,472,507
7,656 Verisk Analytics, Inc. 2,405,056
25,270 Vertiv Holdings Co., Class A 2,727,391
2,261 W.W. Grainger, Inc. 2,458,973
10,063 Waste Management, Inc. 2,424,881
4,977 Watsco, Inc. 2,207,648
12,451 Westinghouse Air Brake
Technologies Corp. 2,519,086
19,375 Xylem, Inc. 2,442,025
188,845,718
Information Technology – 16.9%
7,704 Accenture PLC, Class A (Ireland) 2,440,781
6,158 Adobe, Inc.* 2,556,124
23,779 Advanced Micro Devices, Inc.* 2,633,049
29,320 Amphenol Corp., Class A 2,636,748
11,911 Analog Devices, Inc. 2,548,716
7,248 ANSYS, Inc.* 2,397,783
12,121 Apple, Inc. 2,434,503
15,399 Applied Materials, Inc. 2,413,793
8,028 AppLovin Corp., Class A* 3,155,004
28,052 Arista Networks, Inc.* 2,430,425
11,533 Atlassian Corp., Class A* 2,394,597
8,350 Autodesk, Inc.* 2,472,602
11,695 Broadcom, Inc. 2,831,009
7,663 Cadence Design Systems, Inc.* 2,199,817
13,525 CDW Corp. 2,439,369
39,589 Cisco Systems, Inc. 2,495,691
19,376 Cloudflare, Inc., Class A* 3,214,285
30,309 Cognizant Technology Solutions
Corp., Class A 2,454,726
45,022 CoreWeave, Inc., Class A*
(a)
5,011,399
52,803 Corning, Inc. 2,618,501
5,561 Crowdstrike Holdings, Inc.,
Class A* 2,621,289
22,330 Datadog, Inc., Class A* 2,632,260
25,195 Dell Technologies, Inc., Class C 2,803,448
28,777 Docusign, Inc.* 2,549,930
8,869 F5, Inc.* 2,531,035
1,137 Fair Isaac Corp.* 1,962,780
18,302 First Solar, Inc.* 2,893,180
22,198 Fortinet, Inc.* 2,259,312
5,394 Gartner, Inc.* 2,354,049
84,569 Gen Digital, Inc. 2,408,525
67,267 GLOBALFOUNDRIES, Inc.* 2,408,159
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
12,970 GoDaddy, Inc., Class A* $ 2,362,485
11,074 Guidewire Software, Inc.* 2,381,131
143,836 Hewlett Packard Enterprise Co. 2,485,486
91,771 HP, Inc. 2,285,098
3,685 HubSpot, Inc.* 2,173,781
118,179 Intel Corp. 2,310,399
9,419 International Business Machines
Corp. 2,440,086
3,728 Intuit, Inc. 2,808,936
15,547 Jabil, Inc. 2,612,051
15,916 Keysight Technologies, Inc.* 2,499,449
3,469 KLA Corp. 2,625,617
31,986 Lam Research Corp. 2,584,149
43,585 Marvell Technology, Inc. 2,623,381
49,394 Microchip Technology, Inc. 2,866,828
28,966 Micron Technology, Inc. 2,736,128
5,441 Microsoft Corp. 2,504,819
6,021 MicroStrategy, Inc., Class A* 2,222,110
13,558 MongoDB, Inc.* 2,560,157
3,764 Monolithic Power Systems, Inc. 2,491,392
5,695 Motorola Solutions, Inc. 2,365,589
25,612 NetApp, Inc. 2,539,686
32,449 Nutanix, Inc., Class A* 2,488,514
20,776 NVIDIA Corp. 2,807,461
20,289 Okta, Inc.* 2,093,216
61,751 ON Semiconductor Corp.* 2,594,777
15,916 Oracle Corp. 2,634,575
21,790 Palantir Technologies, Inc., Class
A* 2,871,486
12,542 Palo Alto Networks, Inc.* 2,413,332
14,696 PTC, Inc.* 2,473,631
50,219 Pure Storage, Inc., Class A* 2,691,236
16,558 QUALCOMM, Inc. 2,404,222
4,120 Roper Technologies, Inc. 2,349,512
8,528 Salesforce, Inc. 2,263,075
56,559 Samsara, Inc., Class A* 2,632,256
24,850 Seagate Technology Holdings
PLC 2,930,809
2,418 ServiceNow, Inc.* 2,444,816
13,981 Snowflake, Inc., Class A* 2,875,472
76,487 Super Micro Computer, Inc.* 3,061,010
4,923 Synopsys, Inc.* 2,284,174
15,799 TE Connectivity PLC
(Switzerland) 2,528,946
4,907 Teledyne Technologies, Inc.* 2,447,906
14,437 Texas Instruments, Inc. 2,639,805
36,019 Trimble, Inc.* 2,567,074
4,231 Tyler Technologies, Inc.* 2,441,245
6,842 Ubiquiti, Inc. 2,704,574
8,276 VeriSign, Inc. 2,254,962
53,156 Western Digital Corp.* 2,740,192
9,514 Workday, Inc., Class A* 2,356,713
30,273 Zoom Communications, Inc.,
Class A* 2,459,681
10,168 Zscaler, Inc.* 2,803,318
207,939,637
Materials – 4.9%
8,832 Air Products and Chemicals, Inc. 2,463,333
13,797 Avery Dennison Corp. 2,452,141

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
46,434 Ball Corp. $ 2,487,934
37,673 Corteva, Inc. 2,667,248
25,672 CRH PLC 2,340,259
82,216 Dow, Inc. 2,280,672
36,445 DuPont de Nemours, Inc. 2,434,526
9,321 Ecolab, Inc. 2,475,844
63,544 Freeport-McMoRan, Inc. 2,445,173
31,728 International Flavors &
Fragrances, Inc. 2,429,096
52,888 International Paper Co. 2,528,575
5,264 Linde PLC 2,461,341
42,207 LyondellBasell Industries NV,
Class A 2,384,273
4,412 Martin Marietta Materials, Inc. 2,415,791
43,636 Newmont Corp. 2,300,490
20,446 Nucor Corp. 2,235,975
13,085 Packaging Corp. of America 2,527,629
21,967 PPG Industries, Inc. 2,433,944
7,951 Reliance, Inc. 2,328,212
21,529 RPM International, Inc. 2,450,861
6,700 Sherwin-Williams Co. (The) 2,404,027
58,906 Smurfit WestRock PLC 2,552,397
26,918 Southern Copper Corp. (Mexico) 2,447,115
18,039 Steel Dynamics, Inc. 2,220,060
8,867 Vulcan Materials Co. 2,350,376
60,517,292
Real Estate – 5.5%
32,727 Alexandria Real Estate Equities,
Inc. REIT 2,297,108
10,620 American Tower Corp. REIT 2,279,583
11,310 AvalonBay Communities, Inc.
REIT 2,338,569
19,793 Camden Property Trust REIT 2,325,480
18,860 CBRE Group, Inc., Class A* 2,357,877
31,627 CoStar Group, Inc.* 2,326,482
22,182 Crown Castle, Inc. REIT 2,225,964
14,098 Digital Realty Trust, Inc. REIT 2,418,089
2,694 Equinix, Inc. REIT 2,394,481
33,349 Equity Residential REIT 2,339,099
8,252 Essex Property Trust, Inc. REIT 2,342,743
15,934 Extra Space Storage, Inc. REIT 2,408,424
135,594 Healthpeak Properties, Inc. REIT 2,360,692
67,474 Invitation Homes, Inc. REIT 2,273,874
24,190 Iron Mountain, Inc. REIT 2,387,795
113,857 Kimco Realty Corp. REIT 2,420,600
14,282 Mid-America Apartment
Communities, Inc. REIT 2,237,275
22,404 Prologis, Inc. REIT 2,433,074
7,875 Public Storage REIT 2,428,729
41,428 Realty Income Corp. REIT 2,345,653
9,741 SBA Communications Corp.
REIT 2,258,841
14,574 Simon Property Group, Inc.
REIT 2,376,582
18,984 Sun Communities, Inc. REIT 2,343,385
35,410 Ventas, Inc. REIT 2,276,155
74,278 VICI Properties, Inc. REIT 2,355,355
38,119 W.P. Carey, Inc. REIT 2,392,348
15,584 Welltower, Inc. REIT 2,404,300
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
92,006 Weyerhaeuser Co. REIT $ 2,383,875
34,893 Zillow Group, Inc., Class C* 2,341,669
68,074,101
Utilities – 5.6%
38,272 Alliant Energy Corp. 2,381,667
23,688 Ameren Corp. 2,294,893
21,916 American Electric Power Co.,
Inc. 2,268,087
15,791 American Water Works Co., Inc. 2,257,639
14,474 Atmos Energy Corp. 2,238,838
60,248 CenterPoint Energy, Inc. 2,243,635
31,848 CMS Energy Corp. 2,236,685
21,205 Consolidated Edison, Inc. 2,215,710
8,744 Constellation Energy Corp. 2,676,976
42,555 Dominion Energy, Inc. 2,411,592
17,007 DTE Energy Co. 2,324,007
19,286 Duke Energy Corp. 2,270,348
42,181 Edison International 2,347,373
27,847 Entergy Corp. 2,319,098
33,687 Evergy, Inc. 2,237,154
37,714 Eversource Energy 2,444,244
50,711 Exelon Corp. 2,222,156
54,240 FirstEnergy Corp. 2,274,826
34,946 NextEra Energy, Inc. 2,468,585
58,317 NiSource, Inc. 2,305,854
19,913 NRG Energy, Inc. 3,104,437
137,243 PG&E Corp. 2,316,662
64,780 PPL Corp. 2,251,105
29,436 Public Service Enterprise Group,
Inc. 2,385,199
31,037 Sempra 2,439,198
25,598 Southern Co. (The) 2,303,820
17,217 Vistra Corp. 2,764,534
21,486 WEC Energy Group, Inc. 2,308,456
32,912 Xcel Energy, Inc. 2,307,131
68,619,909
TOTAL COMMON STOCKS
(Cost $1,086,910,907)
1,228,795,743
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,351,764 4.192% 1,351,764
(Cost $1,351,764)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $1,088,262,671)
1,230,147,507

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.9%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
11,295,665 4.216% $ 11,295,665
(Cost $11,295,665)
TOTAL INVESTMENTS – 100.8%
(Cost $1,099,558,336)
$ 1,241,443,172
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.8)%
(9,639,820)
NET ASSETS – 100.0%
$ 1,231,803,352
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF
Schedule of Investments
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 12.1%
39,860 Alphabet, Inc., Class A $ 6,845,556
32,274 GCI Liberty, Inc., Class A*
(a)
—
172,483 IAC, Inc.* 6,202,489
10,150 Meta Platforms, Inc., Class A 6,572,024
5,548 Netflix, Inc.* 6,697,712
39,698 Sea Ltd. ADR (Singapore)* 6,366,368
10,209 Spotify Technology SA* 6,790,414
39,474,563
Consumer Discretionary – 16.0%
52,747 Alibaba Group Holding Ltd.
ADR (China) 6,004,718
31,853 Amazon.com, Inc.* 6,530,184
215,618 Caesars Entertainment, Inc.* 5,795,812
21,975 Carvana Co.* 7,189,341
243,494 Coupang, Inc. (South Korea)* 6,830,007
26,774 Flutter Entertainment PLC
(United Kingdom)* 6,765,790
2,527 MercadoLibre, Inc. (Brazil)* 6,477,434
99,292 Somnigroup International, Inc. 6,459,937
52,053,223
Consumer Staples – 2.0%
79,574 Kellanova 6,575,199
Energy – 7.9%
363,683 Energy Transfer LP 6,357,179
116,704 EQT Corp. 6,433,891
57,283 Expand Energy Corp. 6,652,275
48,417 Hess Corp. 6,400,243
25,843,588
Financials – 15.8%
45,388 Apollo Global Management, Inc. 5,931,758
147,259 Bank of America Corp. 6,498,540
12,882 Berkshire Hathaway, Inc., Class
B* 6,492,013
33,091 Capital One Financial Corp. 6,259,162
74,173 Charles Schwab Corp. (The) 6,552,443
24,432 JPMorgan Chase & Co. 6,450,048
11,225 Mastercard, Inc., Class A 6,573,360
18,039 Visa, Inc., Class A 6,587,662
51,344,986
Health Care – 4.1%
8,912 Eli Lilly & Co. 6,574,115
39,843 Tenet Healthcare Corp.* 6,724,303
13,298,418
Industrials – 10.2%
57,535 AerCap Holdings NV (Ireland) 6,658,526
1,136,589 Alight, Inc., Class A 6,205,776
15,306 GE Vernova, Inc. 7,239,432
4,650 TransDigm Group, Inc. 6,828,199
72,487 Uber Technologies, Inc.* 6,100,506
33,032,439
Information Technology – 23.7%
19,025 ANSYS, Inc.* 6,293,851
30,908 Apple, Inc. 6,207,872
17,827 AppLovin Corp., Class A* 7,006,011
28,092 Broadcom, Inc. 6,800,230
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
180,237 Juniper Networks, Inc. $ 6,475,915
77,077 Lam Research Corp. 6,227,051
68,469 Micron Technology, Inc. 6,467,582
14,423 Microsoft Corp. 6,639,772
48,471 NVIDIA Corp. 6,549,886
22,477 Salesforce, Inc. 5,964,721
33,649 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 6,505,025
23,790 Workday, Inc., Class A* 5,893,021
77,030,937
Materials – 1.9%
66,804 CRH PLC 6,089,853
Utilities – 6.1%
376,896 PG&E Corp. 6,362,005
26,697 Talen Energy Corp.* 6,512,733
42,979 Vistra Corp. 6,901,138
19,775,876
TOTAL COMMON STOCKS
(Cost $282,151,036)
324,519,082
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
347,811 4.192% 347,811
(Cost $347,811)
TOTAL INVESTMENTS – 99.9%
(Cost $282,498,847)
$ 324,866,893
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
272,544
NET ASSETS – 100.0%
$ 325,139,437
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company

GOLDMAN SACHS INDIA EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.4%
Communication Services – 3.5%
7,238 Bharti Airtel Ltd. (India) $ 156,999
3,050 Info Edge India Ltd. (India) 50,878
2,040 PVR Inox Ltd. (India)* 23,487
231,364
Consumer Discretionary – 18.6%
780 Amber Enterprises India Ltd.
(India)* 59,169
3,280 Arvind Fashions Ltd. (India) 17,649
4,950 ASK Automotive Ltd. (India) 26,091
4,880 BrainBees Solutions Ltd.
(India)* 19,871
1,370 Cartrade Tech Ltd. (India)* 24,862
3,910 Cello World Ltd. (India) 28,148
351 Dixon Technologies India Ltd.
(India) 60,262
58,906 Eternal Ltd. (India)* 164,042
450 Ethos Ltd. (India)* 14,984
4,510 Eureka Forbes Ltd. (India)* 33,837
1,010 Ganesha Ecosphere Ltd. (India) 18,109
5,069 Gokaldas Exports Ltd. (India)* 58,693
3,290 Hyundai Motor India Ltd.
(India)* 71,017
7,900 Kalyan Jewellers India Ltd.
(India) 51,734
2,420 Landmark Cars Ltd. (India) 12,980
4,640 Mahindra & Mahindra Ltd.
(India) 161,406
1,980 Metro Brands Ltd. (India) 27,920
1,680 Pearl Global Industries Ltd.
(India) 28,584
6,780 Pricol Ltd. (India)* 35,633
36,796 Samvardhana Motherson
International Ltd. (India) 65,839
1,990 SJS Enterprises Ltd. (India) 25,637
6,250 Sona Blw Precision Forgings Ltd.
(India)
(a)
39,728
1,231 Trent Ltd. (India)* 81,182
2,770 TVS Motor Co. Ltd. (India) 90,012
1,850 Whirlpool of India Ltd. (India) 26,718
1,244,107
Consumer Staples – 5.4%
3,070 Bikaji Foods International Ltd.
(India) 27,459
2,300 Colgate-Palmolive India Ltd.
(India) 66,007
4,970 Godrej Consumer Products Ltd.
(India) 71,517
1,870 Medplus Health Services Ltd.
(India)* 21,118
2,429 Nestle India Ltd. (India) 68,015
8,130 Tata Consumer Products Ltd.
(India) 105,103
359,219
Energy – 4.5%
17,870 Reliance Industries Ltd. (India) 296,716
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
340 Siemens Energy India Ltd.
(India)*
(b)
$ 9,846
306,562
Financials – 28.3%
4,190 360 ONE WAM Ltd. (India) 48,838
1,450 Angel One Ltd. (India) 51,436
8,100 AU Small Finance Bank Ltd.
(India)
(a)
65,600
11,630 Axis Bank Ltd. (India) 162,025
1,591 Bajaj Finance Ltd. (India) 170,683
4,589 Five-Star Business Finance Ltd.
(India)* 38,034
11,966 Go Digit General Insurance Ltd.
(India)* 48,241
11,220 HDFC Bank Ltd. (India)* 255,002
3,508 Home First Finance Co. India
Ltd. (India)
(a)
52,258
26,186 ICICI Bank Ltd. (India) 442,416
68,588 IDFC First Bank Ltd. (India)* 54,478
3,450 India Shelter Finance Corp. Ltd.
(India)* 35,209
2,440 Kfin Technologies Ltd. (India) 30,757
5,809 Kotak Mahindra Bank Ltd.
(India) 140,835
630 Nuvama Wealth Management
Ltd. (India) 52,966
4,040 PB Fintech Ltd. (India)* 83,165
11,026 REC Ltd. (India) 51,835
4,590 SBI Life Insurance Co. Ltd.
(India)
(a)
97,201
3,550 Spandana Sphoorty Financial
Ltd. (India)* 12,026
1,893,005
Health Care – 8.9%
2,060 Aether Industries Ltd. (India)* 17,938
990 Apollo Hospitals Enterprise Ltd.
(India) 79,599
3,496 Cohance Lifesciences Ltd.
(India)* 42,802
871 Divi's Laboratories Ltd. (India) 67,298
2,030 Jupiter Life Line Hospitals Ltd.
(India) 34,748
5,707 Laurus Labs Ltd. (India)
(a)
40,654
2,550 Laxmi Dental Ltd. (India)* 11,435
5,130 Medi Assist Healthcare Services
Ltd. (India)
(a)
29,695
560 Pfizer Ltd. (India) 36,733
3,670 SAI Life Sciences Ltd. (India)*
(a)
32,463
6,370 Sun Pharmaceutical Industries
Ltd. (India) 124,876
2,130 Torrent Pharmaceuticals Ltd.
(India) 79,020
597,261
Industrials – 8.2%
6,050 Afcons Infrastructure Ltd.
(India)* 29,909
5,990 CMS Info Systems Ltd. (India) 34,442

GOLDMAN SACHS INDIA EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
680 Computer Age Management
Services Ltd. (India) $ 31,476
499 Craftsman Automation Ltd.
(India)* 32,680
640 Doms Industries Ltd. (India) 18,306
2,590 INOX India Ltd. (India)* 36,136
1,670 JNK India Ltd. (India) 6,919
2,150 Kajaria Ceramics Ltd. (India) 26,123
720 KEI Industries Ltd. (India) 30,375
5,230 Praj Industries Ltd. (India) 29,332
1,212 Siemens Ltd. (India) 46,251
85,886 Suzlon Energy Ltd. (India)* 71,740
7,835 TD Power Systems Ltd. (India) 47,692
3,720 Techno Electric & Engineering
Co. Ltd. (India) 61,285
7,757 Transformers & Rectifiers India
Ltd. (India) 47,281
549,947
Information Technology – 10.0%
1,580 AurionPro Solutions Ltd. (India) 24,558
789 Coforge Ltd. (India) 78,835
640 Cognizant Technology Solutions
Corp., Class A 51,834
13,200 Infosys Ltd. (India) 241,048
1,650 Infosys Ltd. ADR (India) 30,013
1,091 Netweb Technologies India Ltd.
(India) 25,487
4,560 Newgen Software Technologies
Ltd. (India) 65,921
1,020 Persistent Systems Ltd. (India) 67,201
3,830 R Systems International Ltd.
(India) 16,401
2,345 Rategain Travel Technologies
Ltd. (India)* 12,161
5,309 Zensar Technologies Ltd. (India) 51,682
665,141
Materials – 8.3%
1,790 Aditya Birla Real Estate Ltd.
(India) 45,562
2,870 APL Apollo Tubes Ltd. (India) 60,761
4,020 Archean Chemical Industries
Ltd. (India) 29,407
2,037 Grasim Industries Ltd. (India) 60,600
2,188 Gravita India Ltd. (India) 46,787
10,960 Hindalco Industries Ltd. (India) 81,135
4,440 JK Lakshmi Cement Ltd. (India) 43,938
940 Navin Fluorine International Ltd.
(India) 46,807
168 Shree Cement Ltd. (India) 58,101
38,206 Tata Steel Ltd. (India) 71,889
800 Tatva Chintan Pharma Chem Pvt
Ltd. (India) 8,443
553,430
Real Estate – 2.2%
2,870 Awfis Space Solutions Ltd.
(India)* 21,619
3,980 Brigade Enterprises Ltd. (India) 50,899
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
2,850 Godrej Properties Ltd. (India)* $ 74,728
147,246
Utilities – 1.5%
2,154 Acme Solar Holdings Ltd. (India) 6,634
37,906 NHPC Ltd. (India) 38,719
40,126 NTPC Green Energy Ltd.
(India)* 52,169
97,522
TOTAL COMMON STOCKS
(Cost $6,375,676)
6,644,804
Shares Dividend Rate Value
aa
Investment Company – 1.2%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund - Institutional Shares
80,792 4.192% 80,792
(Cost $80,792)
TOTAL INVESTMENTS – 100.6%
(Cost $6,456,468)
$ 6,725,596
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.6)%
(42,248)
NET ASSETS – 100.0%
$ 6,683,348
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt

Goldman Sachs Innovate Equity ETF
Schedule of Investments
May 31, 2025 (Unaudited)
–
Shares Description Value
aa
Common Stocks – 99.7%
Communication Services – 11.7%
24,885 Alphabet, Inc., Class A $ 4,273,750
57,586 AMC Entertainment Holdings,
Inc., Class A* 205,006
35,912 Baidu, Inc., Class A (China)* 373,933
14,877 Bilibili, Inc., Class Z (China)* 279,078
21,881 Comcast Corp., Class A 756,426
2,645 CTS Eventim AG & Co. KGaA
(Germany) 320,392
3,644 Electronic Arts, Inc. 523,934
17,439 GREE Holdings, Inc. (Japan) 63,329
8,425 Grindr, Inc. (Singapore)* 205,738
25,243 Hello Group, Inc. ADR (China) 153,225
3,569 IDT Corp., Class B 219,815
77,766 iQIYI, Inc. ADR (China)* 124,426
4,129 Iridium Communications, Inc. 104,877
4,546 JOYY, Inc. ADR (China) 217,662
66,594 Kuaishou Technology (China)*
(a)
452,648
3,440 Live Nation Entertainment, Inc.* 471,934
3,602 Madison Square Garden
Entertainment Corp.* 133,670
881 Madison Square Garden Sports
Corp.* 167,293
7,496 Match Group, Inc. 224,430
5,918 Meta Platforms, Inc., Class A 3,831,846
6,836 MIXI, Inc. (Japan) 157,996
32,118 NetEase, Inc. (China) 781,083
1,165 Netflix, Inc.* 1,406,423
103,608 Newborn Town, Inc. (China)* 130,013
33,429 Playtika Holding Corp. 158,453
27,095 Rightmove PLC (United
Kingdom) 272,289
22,668 Rumble, Inc.*
(b)
204,239
9,389 Sea Ltd. ADR (Singapore)* 1,505,714
35,234 Snap, Inc., Class A* 290,680
1,311 SOOP Co. Ltd. (South Korea) 80,483
4,395 Sphere Entertainment Co.* 165,692
805 Spotify Technology SA* 535,438
2,319 Take-Two Interactive Software,
Inc.* 524,743
43,066 Tencent Holdings Ltd. (China) 2,736,128
23,449 Tencent Music Entertainment
Group, Class A (China) 202,895
2,132 TKO Group Holdings, Inc. 336,451
9,299 Ubisoft Entertainment SA
(France)* 106,412
19,720 VTEX, Class A (Brazil)* 126,405
9,742 Walt Disney Co. (The) 1,101,236
36,150 Warner Bros Discovery, Inc.* 360,416
11,665 Weibo Corp., Class A (China) 106,883
19,377 Yalla Group Ltd. ADR (United
Arab Emirates)* 133,701
3,469 Ziff Davis, Inc.* 112,534
24,639,719
Consumer Discretionary – 15.5%
4,160 Academy Sports & Outdoors,
Inc. 170,186
1,669 adidas AG (Germany) 415,894
3,876 Airbnb, Inc., Class A* 500,004
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
14,701 Alibaba Group Holding Ltd.
ADR (China) $ 1,673,562
21,486 Amazon.com, Inc.* 4,404,845
26,030 ANTA Sports Products Ltd.
(China) 316,846
7,465 Aptiv PLC (Jersey)* 498,737
13,267 Bandai Namco Holdings, Inc.
(Japan) 422,573
125 Booking Holdings, Inc. 689,866
10,316 BorgWarner, Inc. 341,356
5,620 Caesars Entertainment, Inc.* 151,066
1,193 Carvana Co.* 390,302
5,812 Chewy, Inc., Class A* 262,993
3,070 Columbia Sportswear Co. 195,805
17,458 Coursera, Inc.* 154,503
2,040 Deckers Outdoor Corp.* 215,261
1,479 Dick's Sporting Goods, Inc. 265,244
21,639 D-MARKET Elektronik
Hizmetler ve Ticaret AS ADR
(Turkey)* 57,560
566 Duolingo, Inc.* 294,099
5,796 eBay, Inc. 424,093
4,496 Etsy, Inc.* 248,854
13,468 Everi Holdings, Inc.* 190,033
1,778 Expedia Group, Inc. 296,481
8,127 Foot Locker, Inc.* 193,098
68,918 Ford Motor Co. 715,369
9,083 GameStop Corp., Class A*
(b)
270,673
15,638 General Motors Co. 775,801
158 Graham Holdings Co., Class B 150,797
1,112 Grand Canyon Education, Inc.* 220,004
12,644 Hesai Group ADR (China)* 238,466
57,294 Honda Motor Co. Ltd. (Japan) 582,886
2,156 InterContinental Hotels Group
PLC (United Kingdom) 246,961
227,298 JD Sports Fashion PLC (United
Kingdom) 257,847
27,882 JD.com, Inc., Class A (China) 458,326
10,658 Las Vegas Sands Corp. 438,683
37,832 Li Auto, Inc., Class A (China)* 541,798
91,607 Li Ning Co. Ltd. (China) 175,000
128,570 Lucid Group, Inc.*
(b)
286,711
1,519 Lululemon Athletica, Inc.* 481,022
19,447 Macy’s, Inc. 231,225
701 MercadoLibre, Inc. (Brazil)* 1,796,866
46,896 Metaplanet, Inc. (Japan)*
(b)
346,776
10,240 MGM Resorts International* 324,096
41,575 Minieye Technology Co. Ltd.
(China)* 126,715
14,798 Mobileye Global, Inc., Class A
(Israel)* 240,467
55,369 New Oriental Education &
Technology Group, Inc. (China) 262,668
9,912 NIKE, Inc., Class B 600,568
94,285 NIO, Inc., Class A (China)* 337,868
4,958 On Holding AG, Class A
(Switzerland)* 294,456
5,137 PDD Holdings, Inc. ADR
(China)* 495,772

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
15,313 Pearson PLC (United Kingdom) $ 240,577
27,832 Peloton Interactive, Inc., Class
A* 197,607
7,603 Penn Entertainment, Inc.* 112,752
2,555 Planet Fitness, Inc., Class A* 262,731
12,609 Playtech PLC (United Kingdom) 53,987
9,189 Prosus NV (China)* 471,518
29,031 Rivian Automotive, Inc., Class
A* 421,820
49,811 Sabre Corp.* 125,524
22,097 Sharp Corp. (Japan)* 113,337
30,363 Sony Group Corp. (Japan) 801,712
1,704 Stride, Inc.* 257,969
22,852 TAL Education Group ADR
(China)* 224,635
7,469 Tesla, Inc.* 2,587,710
60,505 Toyota Motor Corp. (Japan) 1,161,082
15,293 Udemy, Inc.* 111,945
1,018 Ulta Beauty, Inc.* 479,946
20,510 Vinfast Auto Ltd. (Vietnam)*
(b)
66,658
3,995 Wayfair, Inc., Class A* 164,754
28,206 WeRide, Inc. ADR (China)* 279,239
49,064 XPeng, Inc., Class A (China)* 477,716
38,566 Yamaha Motor Co. Ltd. (Japan) 296,672
32,580,973
Consumer Staples – 1.2%
484,274 Alibaba Health Information
Technology Ltd. (China)*
(b)
279,761
82,713 East Buy Holding Ltd. (China)*
(a)
137,125
2,503 Natural Grocers by Vitamin
Cottage, Inc. 122,222
5,239 Target Corp. 492,518
14,735 Walmart, Inc. 1,454,639
2,486,265
Energy – 1.2%
338,831 China Suntien Green Energy
Corp. Ltd., Class H (China) 183,209
16,606 Enbridge, Inc. (Canada) 771,392
24,196 Equinor ASA ADR (Norway) 568,364
13,153 Oceaneering International, Inc.* 250,828
14,372 TotalEnergies SE (France) 842,875
2,616,668
Financials – 14.7%
10,159 3i Group PLC (United Kingdom) 557,861
277 Adyen NV (Netherlands)*
(a)
531,319
6,753 Affirm Holdings, Inc.* 350,481
2,298 American Express Co. 675,727
975 Ameriprise Financial, Inc. 496,509
5,319 Apollo Global Management, Inc. 695,140
3,606 Ares Management Corp., Class A 596,793
16,201 AvidXchange Holdings, Inc.* 158,608
19,081 BGC Group, Inc., Class A 177,072
1,100 Blackrock, Inc. 1,077,879
6,414 Blackstone, Inc. 890,007
19,435 Block, Inc.* 1,200,111
4,015 Bread Financial Holdings, Inc. 205,729
14,482 Cantaloupe, Inc.* 121,214
9,972 Carlyle Group, Inc. (The) 450,734
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
8,825 CI Financial Corp. (Canada) $ 201,731
3,394 Coinbase Global, Inc., Class A* 837,028
1,003 Corpay, Inc.* 326,085
23,014 CVC Capital Partners PLC
(Luxembourg)
(a)
427,694
3,080 Eurazeo SE (France) 215,214
2,872 Euronet Worldwide, Inc.* 310,980
1,178 Evercore, Inc., Class A 272,695
5,508 EVERTEC, Inc. (Puerto Rico) 199,555
954 FactSet Research Systems, Inc. 437,180
5,127 Fidelity National Information
Services, Inc. 408,160
4,707 Fiserv, Inc.* 766,253
15,543 Flywire Corp.* 167,087
10,062 Galaxy Digital, Inc., Class A*
(b)
182,367
10,775 GCM Grosvenor, Inc., Class A 135,873
10,740 GMO Financial Holdings, Inc.
(Japan) 60,140
2,024 Goldman Sachs Group, Inc.
(The)
(c)
1,215,311
10,017 Hercules Capital, Inc.
(b)
176,600
6,996 Integral Corp. (Japan) 131,004
2,872 Interactive Brokers Group, Inc.,
Class A 602,201
5,180 Intercontinental Exchange, Inc. 931,364
20,625 Invesco Ltd. 298,237
2,208 Jack Henry & Associates, Inc. 400,023
7,587 Japan Securities Finance Co. Ltd.
(Japan) 90,700
7,669 KKR & Co., Inc. 931,477
5,163 Lazard, Inc. 224,074
51,565 Marqeta, Inc., Class A* 277,420
2,803 Mastercard, Inc., Class A 1,641,437
28,622 Mirae Asset Securities Co. Ltd.
(South Korea) 322,586
8,286 Morgan Stanley 1,060,857
1,190 MSCI, Inc. 671,184
4,310 Northern Trust Corp. 460,049
71,426 OSL Group Ltd. (China)* 111,490
22,690 Pagseguro Digital Ltd., Class A
(Brazil) 202,168
12,052 PayPal Holdings, Inc.* 847,015
15,631 Paysafe Ltd.* 193,043
9,694 Robinhood Markets, Inc., Class
A* 641,258
1,794 S&P Global, Inc. 920,071
2,900 Sezzle, Inc.* 309,459
32,285 SoFi Technologies, Inc.* 429,390
4,164 State Street Corp. 400,910
19,903 StoneCo Ltd., Class A (Brazil)* 271,676
9,341 Toast, Inc., Class A* 394,003
3,258 Tradeweb Markets, Inc., Class A 470,618
17,869 Up Fintech Holding Ltd. ADR
(China)* 144,918
3,876 Virtu Financial, Inc., Class A 155,776
4,842 Visa, Inc., Class A 1,768,250
1,986 WEX, Inc.* 263,999
23,677 WisdomTree, Inc. 223,511
13,498 XP, Inc., Class A (Brazil) 261,321

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
103,349 ZhongAn Online P&C Insurance
Co. Ltd., Class H (China)*
(a)
$ 253,840
131,830 Zip Co. Ltd. (Australia)* 168,406
30,998,872
Health Care – 19.4%
13,555 10X Genomics, Inc., Class A* 129,179
9,715 Abbott Laboratories 1,297,730
6,146 AbbVie, Inc. 1,143,832
19,451 AdaptHealth Corp.* 174,670
21,206 Adaptive Biotechnologies Corp.* 201,881
4,597 Agilent Technologies, Inc. 514,496
3,195 Amgen, Inc. 920,735
7,264 AstraZeneca PLC (United
Kingdom) 1,050,118
12,196 Baxter International, Inc. 371,978
7,217 Beam Therapeutics, Inc.* 114,245
8,305 Beta Bionics, Inc.*
(b)
143,178
3,902 Biogen, Inc.* 506,441
5,188 BioNTech SE ADR (Germany)* 497,062
6,591 Bio-Techne Corp. 319,004
6,341 Boston Scientific Corp.* 667,454
16,318 Bristol-Myers Squibb Co. 787,833
11,257 CareDx, Inc.* 191,256
7,175 Castle Biosciences, Inc.* 114,585
3,563 CompuGroup Medical SE & Co.
KgaA (Germany)* 89,311
8,104 CRISPR Therapeutics AG
(Switzerland)* 294,094
3,228 Danaher Corp. 612,997
1,959 DaVita, Inc.* 266,933
7,888 Dexcom, Inc.* 676,790
5,342 Edwards Lifesciences Corp.* 417,851
2,184 Eli Lilly & Co. 1,611,071
7,822 Exact Sciences Corp.* 440,222
8,788 Exelixis, Inc.* 378,236
4,932 Fulgent Genetics, Inc.* 102,191
5,334 Galapagos NV (Belgium)*
(b)
155,382
8,144 GE HealthCare Technologies,
Inc. 574,478
2,150 GeneDx Holdings Corp.* 153,123
8,172 Gilead Sciences, Inc. 899,574
3,013 Globus Medical, Inc., Class A* 178,309
33,979 GSK PLC 690,544
7,656 Guardant Health, Inc.* 310,987
69,236 HUTCHMED China Ltd.
(China)* 198,220
11,356 Ideaya Biosciences, Inc.* 225,871
6,078 Illumina, Inc.* 499,855
73,684 ImmunityBio, Inc.*
(b)
195,999
5,565 Incyte Corp.* 362,059
2,015 Insulet Corp.* 654,935
18,696 Intellia Therapeutics, Inc.* 128,442
1,924 Intuitive Surgical, Inc.* 1,062,702
41,434 Iovance Biotherapeutics, Inc.* 72,510
1,771 iRhythm Technologies, Inc.* 248,826
9,673 Johnson & Johnson 1,501,346
8,018 Kestra Medical Technologies
Ltd.* 180,565
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
28,963 Keymed Biosciences, Inc.
(China)*
(a)
$ 162,885
20,698 Koninklijke Philips NV
(Netherlands) 475,823
16,046 Kura Oncology, Inc.* 91,302
17,844 M3, Inc. (Japan) 251,964
44,168 MannKind Corp.* 183,297
1,508 Masimo Corp.* 245,050
11,890 Medtronic PLC 986,632
13,684 MeiraGTx Holdings PLC* 70,062
12,494 Merck & Co., Inc. 960,039
135,882 Mesoblast Ltd. (Australia)*
(b)
148,660
250,144 Microport Scientific Corp.
(China)* 235,102
16,002 Moderna, Inc.* 425,013
23,905 Myriad Genetics, Inc.* 100,162
2,566 Natera, Inc.* 404,735
10,691 Novartis AG 1,223,632
17,231 Novo Nordisk A/S ADR
(Denmark) 1,232,017
20,652 Ono Pharmaceutical Co. Ltd.
(Japan) 224,060
43,904 Pfizer, Inc. 1,031,305
103,349 Pharmaron Beijing Co. Ltd.,
Class H (China)
(a)
201,385
8,444 PHC Holdings Corp. (Japan) 54,481
4,327 PROCEPT BioRobotics Corp.* 250,966
6,822 QIAGEN NV* 307,877
1,257 Regeneron Pharmaceuticals, Inc. 616,282
12,057 REGENXBIO, Inc.* 106,704
18,285 ResMed, Inc. CDI 446,217
6,180 REVOLUTION Medicines, Inc.* 243,492
3,032 Revvity, Inc. 274,153
3,651 Roche Holding AG 1,179,892
22,308 Rocket Pharmaceuticals, Inc.* 55,993
7,552 Sanofi SA 750,345
4,950 Sarepta Therapeutics, Inc.* 186,120
73,848 Shanghai MicroPort MedBot
Group Co. Ltd. (China)*
(b)
148,420
8,185 Siemens Healthineers AG
(Germany)
(a)
432,823
23,814 Smith & Nephew PLC (United
Kingdom) 345,069
2,355 Stryker Corp. 901,117
8,637 Takara Bio, Inc. (Japan) 47,347
10,582 Tandem Diabetes Care, Inc.* 209,735
40,482 Taysha Gene Therapies, Inc.* 109,706
19,806 Teladoc Health, Inc.* 137,058
1,368 Thermo Fisher Scientific, Inc. 551,058
3,756 Twist Bioscience Corp.* 110,051
906 UFP Technologies, Inc.* 212,185
7,134 Ultragenyx Pharmaceutical, Inc.* 242,770
8,616 uniQure NV (Netherlands)* 124,674
7,853 Veracyte, Inc.* 208,968
3,498 Verona Pharma PLC ADR
(United Kingdom)* 284,038
2,087 Vertex Pharmaceuticals, Inc.* 922,558
84,495 Well Health Technologies Corp.
(Canada)* 251,958

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
461 Ypsomed Holding AG
(Switzerland) $ 227,821
2,813 Zimmer Biomet Holdings, Inc. 259,274
41,181,377
Industrials – 7.0%
16,673 ABB Ltd. (Switzerland) 944,509
2,206 AeroVironment, Inc.* 392,734
8,878 American Superconductor
Corp.* 250,892
527 CACI International, Inc., Class
A* 225,556
4,748 CS Wind Corp. (South Korea) 169,830
3,182 Daihen Corp. (Japan) 134,738
6,934 Deluxe Corp. 98,948
1,491 Doosan Co. Ltd. (South Korea) 527,367
24,714 Doosan Enerbility Co. Ltd.
(South Korea)* 722,773
6,367 Doosan Robotics, Inc. (South
Korea)* 217,817
9,535 EHang Holdings Ltd. ADR
(China)*
(b)
154,658
2,732 Exail Technologies SA (France)* 208,421
5,189 ExlService Holdings, Inc.* 238,642
19,660 FANUC Corp. (Japan) 527,010
472,871 Goldwind Science & Technology
Co. Ltd., Class H (China) 366,644
5,257 Kawasaki Heavy Industries Ltd.
(Japan) 369,970
3,648 Korea Aerospace Industries Ltd.
(South Korea) 221,043
9,942 Kratos Defense & Security
Solutions, Inc.* 366,760
1,730 L3Harris Technologies, Inc. 422,708
836 LIG Nex1 Co. Ltd. (South Korea) 259,943
3,386 Liquidity Services, Inc.* 79,131
2,091 Lockheed Martin Corp. 1,008,657
21,194 Lyft, Inc., Class A* 322,997
11,994 MDA Space Ltd.* 247,652
7,285 MEITEC Group Holdings, Inc.
(Japan) 162,669
24,064 Mitsubishi Electric Corp. (Japan) 484,299
18,459 NIDEC Corp. (Japan) 359,470
16,603 Nordex SE (Germany)* 336,824
3,326 Parsons Corp.* 215,658
140,655 Plug Power, Inc.*
(b)
124,156
3,520 PNE AG (Germany)
(b)
61,140
5,006 Proto Labs, Inc.* 185,122
1,438 Rainbow Robotics (South
Korea)* 275,677
7,352 Siemens Energy AG (Germany)* 713,614
7,175 SK oceanplant Co. Ltd. (South
Korea)* 99,952
6,463 SS&C Technologies Holdings,
Inc. 522,275
18,472 Stratasys Ltd.* 190,816
24,878 Sunrun, Inc.* 186,336
6,860 Symbotic, Inc.*
(b)
196,676
4,693 Textron, Inc. 347,423
8,585 Uber Technologies, Inc.* 722,514
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
19,114 UBTech Robotics Corp. Ltd.
(China)* $ 204,021
1,376 Verisk Analytics, Inc. 432,257
7,105 Xometry, Inc., Class A* 235,531
12,480 Yaskawa Electric Corp. (Japan) 295,102
2,463 Yuil Robotics Co. Ltd. (South
Korea)* 126,747
14,957,679
Information Technology – 26.8%
6,036 ACI Worldwide, Inc.* 279,225
1,828 Adobe, Inc.* 758,784
8,284 Advanced Micro Devices, Inc.* 917,287
2,039 Ahnlab, Inc. (South Korea) 91,479
2,608 Akamai Technologies, Inc.* 198,025
2,321 Alarm.com Holdings, Inc.* 133,225
7,670 Alkami Technology, Inc.* 219,669
8,970 Ambarella, Inc.* 472,181
10,542 Appier Group, Inc. (Japan)* 113,095
19,878 Apple, Inc. 3,992,496
6,160 Arista Networks, Inc.* 533,702
2,478 ASGN, Inc.* 130,863
38,285 Aurora Innovation, Inc.* 232,007
2,562 Autodesk, Inc.* 758,659
20,296 Beijing Fourth Paradigm
Technology Co. Ltd. (China)*
(b)
111,425
31,053 BigBear.ai Holdings, Inc.*
(b)
129,180
17,395 Bitdeer Technologies Group,
Class A*
(b)
223,700
65,075 Bitfarms Ltd. (Canada)*
(b)
59,634
65,319 Black Sesame International
Holding Ltd. (China)* 155,102
54,571 BlackBerry Ltd. (Canada)* 216,101
7,094 Broadcom, Inc. 1,717,245
59,603 BYD Electronic International
Co. Ltd. (China) 236,769
8,607 C3.ai, Inc., Class A* 228,860
16,911 Canadian Solar, Inc. (Canada)*
(b)
178,073
4,887 CEVA, Inc.* 91,680
1,533 Check Point Software
Technologies Ltd. (Israel)* 350,873
2,431 Ciena Corp.* 194,626
42,212 Cipher Mining, Inc.* 131,701
16,046 Cisco Systems, Inc. 1,011,540
23,079 Cleanspark, Inc.* 199,172
3,055 Cloudflare, Inc., Class A* 506,794
10,624 Cognex Corp. 318,401
10,015 CompoSecure, Inc., Class A* 137,306
22,444 Core Scientific, Inc.* 239,029
5,886 Corning, Inc. 291,887
1,610 Crowdstrike Holdings, Inc.,
Class A* 758,906
925 CyberArk Software Ltd.* 354,071
16,406 Dassault Systemes (France) 614,623
5,075 Digi International, Inc.* 164,481
165,521 Digital China Holdings Ltd.
(Hong Kong) 66,069
3,716 Docusign, Inc.* 329,275
1,191 EPAM Systems, Inc.* 207,818
11,800 Extreme Networks, Inc.* 184,906

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
3,225 First Solar, Inc.* $ 509,808
5,967 Fortinet, Inc.* 607,321
8,339 Gen Digital, Inc. 237,495
1,510 Globant SA* 148,116
6,108 GMO internet group, Inc. (Japan) 148,536
23,653 Hewlett Packard Enterprise Co. 408,724
411,600 Horizon Robotics (China)* 373,726
21,403 HP, Inc. 532,935
480 HubSpot, Inc.* 283,152
9,633 Hut 8 Corp. (Canada)*
(b)
146,427
80,052 Intel Corp. 1,565,017
1,153 InterDigital, Inc. 250,501
3,795 International Business Machines
Corp. 983,133
18,937 IREN, Ltd. (Australia)* 158,881
1,553 Itron, Inc.* 179,527
7,169 Juniper Networks, Inc. 257,582
1,261 Keyence Corp. (Japan) 530,809
2,757 Keysight Technologies, Inc.* 432,959
21,192 MARA Holdings, Inc.* 299,231
7,778 Marvell Technology, Inc. 468,158
10,013 MaxLinear, Inc.* 114,048
7,355 Micron Technology, Inc. 694,753
9,378 Microsoft Corp. 4,317,256
2,161 MicroStrategy, Inc., Class A* 797,539
886 Motorola Solutions, Inc. 368,027
1,822 Nagarro SE (Germany)* 120,176
6,124 nCino, Inc.* 161,061
16,534 NCR Voyix Corp.* 183,362
2,027 Nemetschek SE (Germany) 281,431
4,269 NETGEAR, Inc.* 125,210
5,756 NetScout Systems, Inc.* 131,467
1,641 Nice Ltd. ADR (Israel)* 272,291
84,019 Nokia OYJ ADR (Finland) 438,579
2,922 Northern Data AG (Germany)*
(b)
92,152
2,503 Novanta, Inc.* 309,921
35,649 NVIDIA Corp. 4,817,249
2,364 NXP Semiconductors NV
(Netherlands) 451,831
3,095 Okta, Inc.* 319,311
4,966 OneSpan, Inc. 79,108
10,398 Open Text Corp. (Canada) 294,367
4,235 Oracle Corp. 701,020
961 OSI Systems, Inc.* 210,565
6,049 Palantir Technologies, Inc., Class
A* 797,137
3,435 Palo Alto Networks, Inc.* 660,963
91,630 PAX Global Technology Ltd.
(Hong Kong) 55,855
1,598 PTC, Inc.* 268,975
3,880 Q2 Holdings, Inc.* 339,578
3,720 Qorvo, Inc.* 282,794
5,746 QUALCOMM, Inc. 834,319
1,319 Qualys, Inc.* 182,747
4,308 Rapid7, Inc.* 98,869
26,329 Red Cat Holdings, Inc.*
(b)
156,658
25,559 Ribbon Communications, Inc.* 86,389
5,046 RingCentral, Inc., Class A* 130,843
32,071 Riot Platforms, Inc.* 258,813
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
36,157 RoboSense Technology Co. Ltd.
(China)* $ 158,156
3,031 Salesforce, Inc. 804,336
2,593 SAP SE (Germany) 782,731
2,602 ScanSource, Inc.* 105,069
16,099 Seiko Epson Corp. (Japan) 211,593
6,006 Semtech Corp.* 224,204
12,158 SentinelOne, Inc., Class A* 214,102
757 ServiceNow, Inc.* 765,395
7,997 Shopify, Inc., Class A (Canada)* 852,889
1,849 Silicon Laboratories, Inc.* 222,860
4,812 Skyworks Solutions, Inc. 332,172
3,296 Snowflake, Inc., Class A* 677,888
9,900 SolarEdge Technologies, Inc.* 176,814
912 Sopra Steria Group (France)* 196,509
13,952 SoundHound AI, Inc., Class A* 141,055
5,524 Sprout Social, Inc., Class A* 120,589
9,652 STMicroelectronics NV
(Singapore) 242,214
6,667 Super Micro Computer, Inc.* 266,813
1,922 Synaptics, Inc.* 112,937
6,955 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 1,344,541
6,089 Tenable Holdings, Inc.* 196,188
8,603 Teradyne, Inc. 676,196
49,505 Terawulf, Inc.* 174,753
42,685 Tuya, Inc. ADR (China) 103,298
24,035 UiPath, Inc., Class A* 319,906
4,095 Varonis Systems, Inc.* 195,250
1,677 Zebra Technologies Corp., Class
A* 485,944
10,262 Zeta Global Holdings Corp.,
Class A* 134,843
1,777 Zscaler, Inc.* 489,919
56,925,810
Real Estate – 0.6%
2,114 American Tower Corp. REIT 453,770
2,621 Digital Realty Trust, Inc. REIT 449,554
522 Equinix, Inc. REIT 463,964
1,367,288
Utilities – 1.6%
487,938 Beijing Jingneng Clean Energy
Co. Ltd., Class H (China) 151,206
6,876 Boralex, Inc., Class A (Canada) 157,879
7,374 Brookfield Renewable Corp.
(Canada)
(b)
216,722
12,703 Brookfield Renewable Partners
LP (Canada) 301,280
12,868 Central Puerto SA ADR
(Argentina)*
(b)
167,413
411,821 China Longyuan Power Group
Corp. Ltd., Class H (China) 341,891
26,293 Engie SA (France) 566,686
10,199 NextEra Energy, Inc. 720,457
33,803 ReNew Energy Global PLC,
Class A (India)* 230,198

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
13,808 RWE AG (Germany) $ 519,331
3,373,063
TOTAL COMMON STOCKS
(Cost $183,877,622)
211,127,714
a
Exchange-Traded Fund – 0.1%
111,432 Greencoat UK Wind PLC/Funds
(Cost $184,887)
170,108
Units Description Expiration Month Value
aa
Right – 0.0%
Health Care – 0.0%
9,282 AstraZeneca
PLC*
(d)
(Cost $0)
12/28 28,403
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $184,062,509)
211,326,225
Shares Dividend Rate
a
Securities Lending Reinvestment Vehicle – 1.8%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,876,403 4.216% 3,876,403
(Cost $3,876,403)
TOTAL INVESTMENTS – 101.6%
(Cost $187,938,912)
$ 215,202,628
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.6)%
(3,441,426)
NET ASSETS – 100.0%
$ 211,761,202
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
(d) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Investment Abbreviations:
ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 10.1%
51,421 Alphabet, Inc., Class A $ 8,831,043
42,452 Alphabet, Inc., Class C 7,337,828
79,347 AT&T, Inc. 2,205,847
1,022 Charter Communications, Inc.,
Class A* 404,988
1,477 DoubleVerify Holdings, Inc.* 20,294
3,185 Electronic Arts, Inc. 457,939
2,669 Fox Corp., Class A 146,635
1,712 Fox Corp., Class B 86,079
4,479 Interpublic Group of Cos., Inc.
(The) 107,317
2,281 Match Group, Inc. 68,293
19,182 Meta Platforms, Inc., Class A 12,420,153
5,085 Netflix, Inc.* 6,138,765
4,726 News Corp., Class A 133,462
1,497 News Corp., Class B 48,982
123 Paramount Global, Class A 2,786
7,360 Paramount Global, Class B 89,056
5,207 T-Mobile US, Inc. 1,261,135
46,577 Verizon Communications, Inc. 2,047,525
21,619 Walt Disney Co. (The) 2,443,812
44,251,939
Consumer Discretionary – 10.0%
5,096 Airbnb, Inc., Class A* 657,384
112,241 Amazon.com, Inc.* 23,010,527
2,825 Aptiv PLC (Jersey)* 188,738
3,256 Aramark 131,868
2,646 Bath & Body Works, Inc. 74,406
2,535 Best Buy Co., Inc. 168,020
394 Booking Holdings, Inc. 2,174,458
2,621 BorgWarner, Inc. 86,729
767 Boyd Gaming Corp. 57,502
692 Bright Horizons Family
Solutions, Inc.* 89,406
779 Brunswick Corp. 39,433
768 Burlington Stores, Inc.* 175,311
2,544 Caesars Entertainment, Inc.* 68,383
1,866 CarMax, Inc.* 120,282
12,372 Carnival Corp.* 287,278
428 Carter's, Inc. 13,426
16,262 Chipotle Mexican Grill, Inc.* 814,401
1,831 Deckers Outdoor Corp.* 193,207
5,767 eBay, Inc. 421,971
1,341 Etsy, Inc.* 74,224
1,496 Expedia Group, Inc. 249,458
47,333 Ford Motor Co. 491,317
2,465 Gap, Inc. (The) 54,994
11,779 General Motors Co. 584,356
1,719 H&R Block, Inc. 97,897
1,663 Harley-Davidson, Inc. 40,261
1,730 Hasbro, Inc. 115,408
2,890 Hilton Worldwide Holdings, Inc. 717,992
11,788 Home Depot, Inc. (The) 4,341,403
1,400 Kohl's Corp.
(a)
11,382
4,200 Las Vegas Sands Corp. 172,872
728 Lear Corp. 65,826
6,727 Lowe’s Cos., Inc. 1,518,486
1,381 Lululemon Athletica, Inc.* 437,321
3,412 Macy’s, Inc. 40,569
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
2,696 Marriott International, Inc.,
Class A $ 711,286
4,075 Mattel, Inc.* 77,180
220 Murphy USA, Inc. 93,894
5,001 Newell Brands, Inc. 26,505
14,074 NIKE, Inc., Class B 852,744
5,412 Norwegian Cruise Line Holdings
Ltd.* 95,522
245 Penske Automotive Group, Inc. 40,224
682 Polaris, Inc.
(a)
26,748
2,461 PulteGroup, Inc. 241,252
2,857 Royal Caribbean Cruises Ltd. 734,163
1,694 Service Corp. International 132,132
13,490 Starbucks Corp. 1,132,486
2,798 Tapestry, Inc. 219,783
344 TopBuild Corp.* 97,314
6,504 Tractor Supply Co. 314,794
896 Travel + Leisure Co. 43,519
570 Ulta Beauty, Inc.* 268,732
450 Vail Resorts, Inc. 72,077
1,553 Valvoline, Inc.* 53,718
4,464 VF Corp. 55,621
1,169 Wayfair, Inc., Class A* 48,210
678 Whirlpool Corp. 52,945
910 Wyndham Hotels & Resorts, Inc. 75,330
1,233 Wynn Resorts Ltd. 111,636
1,109 YETI Holdings, Inc.* 33,891
3,396 Yum! Brands, Inc. 488,820
43,887,022
Consumer Staples – 6.0%
23,946 Altria Group, Inc. 1,451,367
1,982 Bunge Global SA 154,893
1,771 Clorox Co. (The) 233,560
54,719 Coca-Cola Co. (The) 3,945,240
11,474 Colgate-Palmolive Co. 1,066,394
5,269 Costco Wholesale Corp. 5,480,708
647 elf Beauty, Inc.* 72,781
2,777 Estee Lauder Cos., Inc. (The),
Class A 185,892
7,785 General Mills, Inc. 422,414
2,083 Hershey Co. (The) 334,717
4,149 Hormel Foods Corp. 127,291
933 Ingredion, Inc. 129,799
3,750 Kellanova 309,863
17,981 Keurig Dr Pepper, Inc. 605,420
4,678 Kimberly-Clark Corp. 672,509
12,706 Kraft Heinz Co. (The) 339,631
9,487 Kroger Co. (The) 647,298
2,035 Lamb Weston Holdings, Inc. 113,512
3,601 McCormick & Co., Inc. 261,901
18,908 Mondelez International, Inc.,
Class A 1,276,101
19,380 PepsiCo, Inc. 2,547,501
678 Post Holdings, Inc.* 74,980
5,575 Target Corp. 524,106
2,745 The Campbell's Company 93,440
4,021 Tyson Foods, Inc., Class A 225,819
10,235 Walgreens Boots Alliance, Inc. 115,144

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
51,816 Walmart, Inc. $ 5,115,276
26,527,557
Energy – 3.1%
4,040 APA Corp. 68,720
10,193 Baker Hughes Co. 377,651
2,284 Cheniere Energy, Inc. 541,285
16,514 Chevron Corp. 2,257,464
13,056 ConocoPhillips 1,114,330
6,361 Devon Energy Corp. 192,484
6,019 EQT Corp. 331,828
44,364 Exxon Mobil Corp. 4,538,437
9,009 Halliburton Co. 176,486
2,849 Hess Corp. 376,609
1,762 HF Sinclair Corp. 63,661
19,806 Kinder Morgan, Inc. 555,360
3,240 Marathon Petroleum Corp. 520,798
6,955 Occidental Petroleum Corp. 283,625
6,255 ONEOK, Inc. 505,654
4,217 Phillips 66 478,545
2,390 Range Resources Corp. 90,916
3,222 Valero Energy Corp. 415,541
12,434 Williams Cos., Inc. (The) 752,381
13,641,775
Financials – 15.0%
3,071 Affirm Holdings, Inc.* 159,385
6,620 Aflac, Inc. 685,435
3,189 Allstate Corp. (The) 669,275
3,334 Ally Financial, Inc. 116,690
6,476 American Express Co. 1,904,268
7,476 American International Group,
Inc. 632,769
1,153 Ameriprise Financial, Inc. 587,154
2,354 Aon PLC, Class A 875,876
6,257 Apollo Global Management, Inc. 817,727
632 Assurant, Inc. 128,283
927 Axis Capital Holdings Ltd. 96,223
79,720 Bank of America Corp. 3,518,044
8,618 Bank of New York Mellon Corp.
(The) 763,641
1,770 Blackrock, Inc. 1,734,405
862 Brighthouse Financial, Inc.* 51,556
7,515 Capital One Financial Corp. 1,421,462
1,280 Cboe Global Markets, Inc. 293,274
22,698 Citigroup, Inc. 1,709,613
2,828 Columbia Banking System, Inc. 66,119
1,613 Comerica, Inc. 92,086
3,836 Equitable Holdings, Inc. 202,809
518 Everest Group Ltd. 179,844
8,205 Fifth Third Bancorp 313,349
6,473 First Horizon Corp. 128,683
6,618 Fiserv, Inc.* 1,077,344
3,618 Goldman Sachs Group, Inc.
(The)
(b)
2,172,427
480 Hanover Insurance Group, Inc.
(The) 84,470
3,518 Hartford Insurance Group, Inc.
(The) 456,777
17,532 Huntington Bancshares, Inc. 274,025
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
6,814 Intercontinental Exchange, Inc. $ 1,225,157
4,970 Invesco Ltd. 71,866
33,697 JPMorgan Chase & Co. 8,896,008
11,235 KeyCorp 178,187
8,077 KKR & Co., Inc. 981,032
1,488 Lazard, Inc. 64,579
2,306 Lincoln National Corp. 76,421
901 LPL Financial Holdings, Inc. 348,831
2,023 M&T Bank Corp. 369,481
5,913 Marsh & McLennan Cos., Inc. 1,381,632
9,513 Mastercard, Inc., Class A 5,570,813
6,941 MetLife, Inc. 545,424
3,126 MGIC Investment Corp. 82,683
1,895 Moody's Corp. 908,311
13,755 Morgan Stanley 1,761,053
327 Morningstar, Inc. 100,853
920 MSCI, Inc. 518,898
5,006 Nasdaq, Inc. 418,201
1,366 OneMain Holdings, Inc. 70,813
11,716 PayPal Holdings, Inc.* 823,401
4,759 PNC Financial Services Group,
Inc. (The) 827,162
2,755 Principal Financial Group, Inc. 214,587
7,011 Progressive Corp. (The) 1,997,644
4,369 Prudential Financial, Inc. 453,895
11,158 Regions Financial Corp. 239,228
800 Reinsurance Group of America,
Inc. 162,632
623 RenaissanceRe Holdings Ltd.
(Bermuda) 155,389
3,754 S&P Global, Inc. 1,925,276
2,559 SLM Corp. 82,835
12,839 SoFi Technologies, Inc.* 170,759
3,557 State Street Corp. 342,468
4,707 Synchrony Financial 271,359
1,687 Synovus Financial Corp. 80,689
2,667 T. Rowe Price Group, Inc. 249,605
4,015 Toast, Inc., Class A* 169,353
1,412 Tradeweb Markets, Inc., Class A 203,963
2,711 Travelers Cos., Inc. (The) 747,423
16,214 Truist Financial Corp. 640,453
2,201 Unum Group 179,844
18,697 US Bancorp 815,002
20,161 Visa, Inc., Class A 7,362,596
1,198 Voya Financial, Inc. 79,691
39,475 Wells Fargo & Co. 2,951,941
4,477 Western Union Co. (The) 41,547
1,225 Willis Towers Watson PLC 387,774
66,359,772
Health Care – 9.8%
15,839 Abbott Laboratories 2,115,774
16,195 AbbVie, Inc. 3,014,051
2,667 Agilent Technologies, Inc. 298,491
1,197 Alnylam Pharmaceuticals, Inc.* 364,558
4,910 Amgen, Inc. 1,414,964
6,289 Avantor, Inc.* 81,191
4,717 Baxter International, Inc. 143,869
2,684 Becton Dickinson & Co. 463,232
1,347 Biogen, Inc.* 174,827

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
177 Bio-Rad Laboratories, Inc., Class
A* $ 40,167
13,450 Boston Scientific Corp.* 1,415,747
18,573 Bristol-Myers Squibb Co. 896,704
2,261 Cardinal Health, Inc. 349,189
2,446 Cencora, Inc. 712,373
4,677 Centene Corp.* 263,970
471 Charles River Laboratories
International, Inc.* 63,882
2,464 Cigna Group (The) 780,201
17,811 CVS Health Corp. 1,140,616
5,911 Danaher Corp. 1,122,499
436 DaVita, Inc.* 59,409
2,157 DENTSPLY SIRONA, Inc. 34,469
5,356 Edwards Lifesciences Corp.* 418,946
2,129 Elevance Health, Inc. 817,195
7,331 Eli Lilly & Co. 5,407,859
4,216 GE HealthCare Technologies,
Inc. 297,397
11,428 Gilead Sciences, Inc. 1,257,994
1,173 Henry Schein, Inc.* 82,098
2,119 Hologic, Inc.* 131,738
1,115 Humana, Inc. 259,940
1,477 Illumina, Inc.* 121,468
3,235 Intuitive Surgical, Inc.* 1,786,820
1,672 IQVIA Holdings, Inc.* 234,632
22,047 Johnson & Johnson 3,421,915
782 Labcorp Holdings, Inc. 194,695
1,791 McKesson Corp. 1,288,642
11,755 Medtronic PLC 975,430
23,219 Merck & Co., Inc. 1,784,148
2,994 Moderna, Inc.* 79,521
2,650 Organon & Co. 24,433
51,914 Pfizer, Inc. 1,219,460
1,243 Premier, Inc., Class A 28,564
1,030 Quest Diagnostics, Inc. 178,540
955 Regeneron Pharmaceuticals, Inc. 468,217
1,344 ResMed, Inc. 328,998
3,314 Stryker Corp. 1,268,069
430 Teleflex, Inc. 52,576
3,494 Thermo Fisher Scientific, Inc. 1,407,453
8,422 UnitedHealth Group, Inc. 2,542,686
2,367 Vertex Pharmaceuticals, Inc.* 1,046,332
11,001 Viatris, Inc. 96,699
550 Waters Corp.* 192,082
1,839 Zimmer Biomet Holdings, Inc. 169,501
4,135 Zoetis, Inc. 697,285
43,231,516
Industrials – 9.1%
6,355 3M Co. 942,764
394 Acuity, Inc. 102,397
1,621 AECOM 178,067
1,601 Alaska Air Group, Inc.* 81,539
87 Amentum Holdings, Inc.* 1,797
8,250 American Airlines Group, Inc.* 94,132
2,697 AMETEK, Inc. 482,062
521 Armstrong World Industries, Inc. 81,083
1,715 AZEK Co., Inc. (The)* 84,910
8,742 Boeing Co. (The)* 1,812,391
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,562 Booz Allen Hamilton Holding
Corp. $ 165,962
1,424 Broadridge Financial Solutions,
Inc. 345,790
1,396 C.H. Robinson Worldwide, Inc. 133,974
532 Carlisle Cos., Inc. 202,256
9,801 Carrier Global Corp. 697,831
5,642 Caterpillar, Inc. 1,963,585
10,328 CNH Industrial NV 129,203
22,812 CSX Corp. 720,631
1,597 Cummins, Inc. 513,404
1,332 Dayforce, Inc.* 78,695
2,913 Deere & Co. 1,474,735
7,768 Delta Air Lines, Inc. 375,894
4,612 Eaton Corp. PLC 1,476,762
6,677 Emerson Electric Co. 797,100
2,589 FedEx Corp. 564,661
1,550 Flowserve Corp. 77,360
1,507 Fortune Brands Innovations, Inc. 75,953
421 FTI Consulting, Inc.* 69,111
12,576 General Electric Co. 3,092,564
2,056 Genpact Ltd. 88,511
7,616 Honeywell International, Inc. 1,726,319
4,797 Howmet Aerospace, Inc. 814,962
633 Hubbell, Inc. 246,604
4,714 Ingersoll Rand, Inc. 384,851
983 ITT, Inc. 147,981
964 J.B. Hunt Transport Services, Inc. 133,851
1,440 Jacobs Solutions, Inc. 181,872
7,705 Johnson Controls International
PLC 781,056
1,183 KBR, Inc. 61,741
2,211 L3Harris Technologies, Inc. 540,236
1,183 Leidos Holdings, Inc. 175,699
381 Lennox International, Inc. 215,055
652 Lincoln Electric Holdings, Inc. 126,221
2,465 Lockheed Martin Corp. 1,189,067
2,624 Masco Corp. 163,790
675 Nordson Corp. 143,093
1,596 Northrop Grumman Corp. 773,693
1,970 nVent Electric PLC 129,626
786 Oshkosh Corp. 77,963
4,663 Otis Worldwide Corp. 444,617
1,022 Owens Corning 136,897
1,495 Parker-Hannifin Corp. 993,727
1,697 Quanta Services, Inc. 581,324
2,203 RB Global, Inc. (Canada) 231,976
788 Regal Rexnord Corp. 105,151
1,320 Rockwell Automation, Inc. 416,526
15,538 RTX Corp. 2,120,626
437 Science Applications
International Corp. 50,491
1,758 Sensata Technologies Holding
PLC 45,813
498 Simpson Manufacturing Co., Inc. 77,539
548 SiteOne Landscape Supply, Inc.* 64,012
7,200 Southwest Airlines Co. 240,336
1,387 Spirit AeroSystems Holdings,
Inc., Class A* 51,846
1,833 Stanley Black & Decker, Inc. 119,933

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
3,153 Tetra Tech, Inc. $ 110,166
2,644 Trane Technologies PLC 1,137,634
1,264 Trex Co., Inc.* 70,620
24,198 Uber Technologies, Inc.* 2,036,504
7,130 Union Pacific Corp. 1,580,436
3,948 United Airlines Holdings, Inc.* 313,649
8,518 United Parcel Service, Inc.,
Class B 830,846
778 United Rentals, Inc. 551,120
1,668 Verisk Analytics, Inc. 523,986
511 W.W. Grainger, Inc. 555,743
4,753 Waste Management, Inc. 1,145,330
494 WESCO International, Inc. 82,938
2,022 Westinghouse Air Brake
Technologies Corp. 409,091
2,889 Xylem, Inc. 364,130
40,311,811
Information Technology – 29.9%
7,334 Accenture PLC, Class A (Ireland) 2,323,558
3,810 Adobe, Inc.* 1,581,493
14,093 Advanced Micro Devices, Inc.* 1,560,518
1,317 Akamai Technologies, Inc.* 100,000
4,336 Analog Devices, Inc. 927,817
776 ANSYS, Inc.* 256,716
129,501 Apple, Inc. 26,010,276
7,124 Applied Materials, Inc. 1,116,687
1,414 Atlassian Corp., Class A* 293,589
1,909 Autodesk, Inc.* 565,293
40,262 Broadcom, Inc. 9,746,222
2,412 Cadence Design Systems, Inc.* 692,413
1,615 Ciena Corp.* 129,297
463 Cirrus Logic, Inc.* 45,541
44,036 Cisco Systems, Inc. 2,776,029
2,661 Cloudflare, Inc., Class A* 441,433
4,412 Cognizant Technology Solutions
Corp., Class A 357,328
6,792 Corning, Inc. 336,815
514 Dolby Laboratories, Inc., Class A 38,170
2,098 Dropbox, Inc., Class A* 60,548
1,584 DXC Technology Co.* 24,077
833 Elastic NV* 67,365
1,088 First Solar, Inc.* 171,991
667 Gartner, Inc.* 291,092
4,819 Gen Digital, Inc. 137,245
1,209 Gitlab, Inc., Class A* 55,022
1,240 GoDaddy, Inc., Class A* 225,866
721 Guidewire Software, Inc.* 155,029
11,573 Hewlett Packard Enterprise Co. 199,981
8,535 HP, Inc. 212,522
433 HubSpot, Inc.* 255,427
37,782 Intel Corp. 738,638
8,031 International Business Machines
Corp. 2,080,511
2,390 Intuit, Inc. 1,800,793
3,642 Juniper Networks, Inc. 130,857
2,064 Keysight Technologies, Inc.* 324,131
1,162 KLA Corp. 879,495
11,251 Lam Research Corp. 908,968
764 Lumentum Holdings, Inc.* 55,222
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
7,596 Marvell Technology, Inc. $ 457,203
9,650 Micron Technology, Inc. 911,539
65,365 Microsoft Corp. 30,091,431
1,822 Motorola Solutions, Inc. 756,822
1,830 NetApp, Inc. 181,463
205,683 NVIDIA Corp. 27,793,944
3,767 ON Semiconductor Corp.* 158,289
13,927 Oracle Corp. 2,305,336
5,689 Palo Alto Networks, Inc.* 1,094,677
453 Pegasystems, Inc. 44,462
944 Procore Technologies, Inc.* 63,409
9,775 QUALCOMM, Inc. 1,419,330
8,090 Salesforce, Inc. 2,146,843
1,796 ServiceNow, Inc.* 1,815,918
1,346 Synopsys, Inc.* 624,517
1,043 Teradata Corp.* 22,904
1,389 Teradyne, Inc. 109,175
7,968 Texas Instruments, Inc. 1,456,949
1,352 Twilio, Inc., Class A* 159,130
378 Tyler Technologies, Inc.* 218,102
1,844 Vontier Corp. 65,923
1,108 Wolfspeed, Inc.*
(a)
1,319
1,877 Workday, Inc., Class A* 464,952
630 Zebra Technologies Corp., Class
A* 182,555
2,336 Zoom Communications, Inc.,
Class A* 189,800
826 Zscaler, Inc.* 227,728
131,037,695
Materials – 2.0%
1,445 Albemarle Corp. 80,573
3,049 Alcoa Corp. 81,622
794 AptarGroup, Inc. 125,769
3,496 Ball Corp. 187,316
1,344 Celanese Corp. 71,003
2,080 CF Industries Holdings, Inc. 188,677
1,783 Chemours Co. (The) 18,062
9,711 Corteva, Inc. 687,539
8,406 Dow, Inc. 233,182
5,001 DuPont de Nemours, Inc. 334,067
2,990 Ecolab, Inc. 794,204
1,526 FMC Corp. 61,894
17,146 Freeport-McMoRan, Inc. 659,778
3,554 Graphic Packaging Holding Co. 78,970
3,138 International Flavors &
Fragrances, Inc. 240,245
6,284 International Paper Co. 300,438
5,685 Linde PLC 2,658,192
769 Louisiana-Pacific Corp. 69,264
3,189 LyondellBasell Industries NV,
Class A 180,147
3,898 Mosaic Co. (The) 140,874
13,658 Newmont Corp. 720,050
2,836 Nucor Corp. 310,145
2,701 PPG Industries, Inc. 299,271
2,672 United States Steel Corp. 143,807
8,665,089

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – 2.4%
5,053 American Homes 4 Rent, Class
A REIT $ 191,256
6,901 American Tower Corp. REIT 1,481,300
2,122 AvalonBay Communities, Inc.
REIT 438,766
4,481 Brixmor Property Group, Inc.
REIT 113,862
4,582 CBRE Group, Inc., Class A* 572,842
6,077 CoStar Group, Inc.* 447,024
6,508 Crown Castle, Inc. REIT 653,078
4,955 Digital Realty Trust, Inc. REIT 849,882
1,425 Equinix, Inc. REIT 1,266,568
5,655 Equity Residential REIT 396,642
951 Essex Property Trust, Inc. REIT 269,989
5,284 Healthcare Realty Trust, Inc.
REIT 76,618
462 Howard Hughes Holdings, Inc.* 31,559
4,362 Iron Mountain, Inc. REIT 430,573
704 Jones Lang LaSalle, Inc.* 156,781
9,861 Kimco Realty Corp. REIT 209,645
1,736 Mid-America Apartment
Communities, Inc. REIT 271,944
13,660 Prologis, Inc. REIT 1,483,476
1,609 SBA Communications Corp.
REIT 373,111
6,184 Ventas, Inc. REIT 397,507
10,913 Weyerhaeuser Co. REIT 282,756
689 Zillow Group, Inc., Class A* 45,591
2,322 Zillow Group, Inc., Class C* 155,829
10,596,599
Utilities – 2.4%
8,405 AES Corp. (The) 84,806
6,332 American Electric Power Co.,
Inc. 655,299
2,341 American Water Works Co., Inc. 334,693
4,161 Consolidated Edison, Inc. 434,783
3,734 Constellation Energy Corp. 1,143,164
10,066 Dominion Energy, Inc. 570,440
9,147 Duke Energy Corp. 1,076,785
4,571 Edison International 254,376
5,116 Entergy Corp. 426,060
4,292 Eversource Energy 278,165
24,382 NextEra Energy, Inc. 1,722,344
5,611 NiSource, Inc. 221,859
2,471 NRG Energy, Inc. 385,229
25,663 PG&E Corp. 433,191
8,866 PPL Corp. 308,094
5,984 Public Service Enterprise Group,
Inc. 484,884
7,606 Sempra 597,756
4,077 Vistra Corp. 654,644
6,905 Xcel Energy, Inc. 484,040
10,550,612
TOTAL COMMON STOCKS
(Cost $324,906,500)
439,061,387
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
526,110 4.192% $ 526,110
(Cost $526,110)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $325,432,610)
439,587,497
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
39,916 4.216% 39,916
(Cost $39,916)
TOTAL INVESTMENTS – 99.9%
(Cost $325,472,526)
$ 439,627,413
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
432,630
NET ASSETS – 100.0%
$ 440,060,043
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Small Cap Equity ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.0%
Communication Services – 0.6%
32,690 MNTN, Inc., Class A* $ 824,769
Consumer Discretionary – 11.4%
13,425 Boot Barn Holdings, Inc.* 2,152,162
23,534 Cheesecake Factory, Inc. (The) 1,298,371
57,896 Dana, Inc. 962,810
4,988 Installed Building Products, Inc. 795,486
15,956 Kontoor Brands, Inc. 1,094,581
12,570 M/I Homes, Inc.* 1,340,088
23,429 Meritage Homes Corp. 1,490,319
18,141 Modine Manufacturing Co.* 1,647,203
15,484 Ollie's Bargain Outlet Holdings,
Inc.* 1,725,692
12,080 Patrick Industries, Inc. 1,037,189
13,880 Shake Shack, Inc., Class A* 1,801,485
15,345,386
Consumer Staples – 1.2%
50,643 Primo Brands Corp., Class A 1,674,764
Energy – 2.8%
34,368 Archrock, Inc. 855,763
26,630 CNX Resources Corp.* 859,616
73,602 Crescent Energy Co., Class A 617,521
20,975 Matador Resources Co. 902,135
82,780 Patterson-UTI Energy, Inc. 456,946
3,691,981
Financials – 21.7%
12,429 Aspen Insurance Holdings Ltd.,
Class A (Bermuda)* 426,315
40,409 Atlantic Union Bankshares Corp. 1,213,078
25,556 Banner Corp. 1,575,528
56,754 Cadence Bank 1,719,646
37,840 First Merchants Corp. 1,426,568
29,418 Glacier Bancorp, Inc. 1,219,964
10,952 Hamilton Lane, Inc., Class A 1,631,848
7,810 Hanover Insurance Group, Inc.
(The) 1,374,404
23,877 Kemper Corp. 1,521,681
54,649 NMI Holdings, Inc., Class A* 2,170,658
57,911 Pacific Premier Bancorp, Inc. 1,227,713
13,478 PennyMac Financial Services,
Inc. 1,293,888
96,056 Perella Weinberg Partners 1,668,493
10,736 Pinnacle Financial Partners, Inc. 1,141,022
8,185 Piper Sandler Cos. 2,058,118
9,610 PJT Partners, Inc., Class A 1,447,843
43,516 Skyward Specialty Insurance
Group, Inc.* 2,756,739
19,221 SouthState Corp. 1,687,604
16,459 Stifel Financial Corp. 1,550,767
29,111,877
Health Care – 13.5%
51,501 Alkermes PLC* 1,576,446
9,659 Blueprint Medicines Corp.* 978,940
18,470 Bridgebio Pharma, Inc.* 632,597
45,040 Dynavax Technologies Corp.* 440,942
11,711 GeneDx Holdings Corp.* 834,057
40,179 Halozyme Therapeutics, Inc.* 2,252,837
22,513 Immunovant, Inc.* 334,318
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
10,879 Integer Holdings Corp.* $ 1,291,990
11,771 iRhythm Technologies, Inc.* 1,653,825
10,170 Lantheus Holdings, Inc.* 768,445
20,035 Merit Medical Systems, Inc.* 1,903,926
35,318 Pennant Group, Inc. (The)* 1,013,980
12,464 Prestige Consumer Healthcare,
Inc.* 1,067,791
18,803 REVOLUTION Medicines, Inc.* 740,838
26,213 Veracyte, Inc.* 697,528
46,486 Waystar Holding Corp.* 1,858,510
18,046,970
Industrials – 21.0%
15,462 Arcosa, Inc. 1,333,907
27,643 ATI, Inc.* 2,201,488
13,343 Crane Co. 2,286,990
13,069 Esab Corp. 1,607,356
13,041 ESCO Technologies, Inc. 2,363,551
29,766 Federal Signal Corp. 2,800,088
16,131 Franklin Electric Co., Inc. 1,393,557
73,861 Gates Industrial Corp. PLC* 1,562,160
43,317 Kratos Defense & Security
Solutions, Inc.* 1,597,964
10,658 Loar Holdings, Inc.* 927,779
14,986 Moog, Inc., Class A 2,777,056
13,537 MYR Group, Inc.* 2,123,278
19,963 SPX Technologies, Inc.* 3,036,173
13,931 Standex International Corp. 2,102,745
28,114,092
Information Technology – 15.9%
9,306 Advanced Energy Industries, Inc. 1,068,143
37,005 Alkami Technology, Inc.* 1,059,823
13,948 ASGN, Inc.* 736,594
10,218 Badger Meter, Inc. 2,536,312
40,582 Clearwater Analytics Holdings,
Inc., Class A* 937,444
14,124 Commvault Systems, Inc.* 2,586,810
30,673 DigitalOcean Holdings, Inc.* 868,046
7,979 Impinj, Inc.* 910,324
26,467 Intapp, Inc.* 1,458,861
27,654 JFrog Ltd.* 1,187,463
61,381 Knowles Corp.* 1,007,262
17,333 MACOM Technology Solutions
Holdings, Inc.* 2,107,866
30,770 Onestream, Inc.* 863,406
12,740 Q2 Holdings, Inc.* 1,115,005
43,091 Tenable Holdings, Inc.* 1,388,392
37,938 Vertex, Inc., Class A* 1,501,207
21,332,958
Materials – 4.3%
41,281 Avient Corp. 1,491,483
17,316 Commercial Metals Co. 806,752
40,367 Graphic Packaging Holding Co. 896,955
18,176 HB Fuller Co. 1,014,584
15,688 Knife River Corp.* 1,476,241
5,686,015
Real Estate – 4.4%
36,000 Cousins Properties, Inc. REIT 1,010,520

Goldman Sachs Small Cap Equity ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
75,834 Independence Realty Trust, Inc.
REIT $ 1,409,754
36,196 InvenTrust Properties Corp.
REIT 1,016,745
93,198 Newmark Group, Inc., Class A 1,026,110
25,419 Terreno Realty Corp. REIT 1,434,140
5,897,269
Utilities – 1.2%
27,849 TXNM Energy, Inc. 1,578,760
TOTAL COMMON STOCKS
(Cost $131,750,667)
131,304,841
Shares Dividend Rate Value
aa
Investment Company – 2.0%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,630,082 4.192% 2,630,082
(Cost $2,630,082)
TOTAL INVESTMENTS – 100.0%
(Cost $134,380,749)
$ 133,934,923
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
25,436
NET ASSETS – 100.0%
$ 133,960,359
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Equity ETFs
Schedule of Investments
May 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2025:
(a)
Equal Weight U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 7,408,282 $ — $ —
North America 1,221,387,461 — —
Investment Company 1,351,764 — —
Securities Lending Reinvestment Vehicle 11,295,665 — —
Total
$ 1,241,443,172 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Hedge Industry VIP ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 25,706,118 $ — $ —
Europe 13,424,316 — —
North America 278,911,214 — —
South America 6,477,434 — —
Investment Company 347,811 — —
Total
$ 324,866,893 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
India Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 6,583,124 $ — $ 9,846
North America 51,834 — —
Investment Company 80,792 — —
Total
$ 6,715,750 $ — $ 9,846
€ 1.00 € 1.00 € 1.00
(a)
Innovate Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 32,082,280 $ — $ —
Europe 17,387,668 — 28,403
North America 157,909,753 446,217 —
Oceania 475,947 — —
South America 2,825,849 — —
Exchange-Traded Fund 170,108 — —
Securities Lending Reinvestment Vehicle 3,876,403 — —
Total
$ 214,728,008 $ 446,217 $ 28,403
€ 1.00 € 1.00 € 1.00
(a)
JUST U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 2,512,296 $ — $ —
North America 436,549,091 — —
Investment Company 526,110 — —
Securities Lending Reinvestment Vehicle 39,916 — —
Total
$ 439,627,413 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 131,304,841 $ — $ —
Investment Company 2,630,082 — —
Total
$ 133,934,923 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Securities Lending — Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the
Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk (each Fund except Small Cap Core Equity ETF) — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a reference index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Index Risk (each Fund except Small Cap Core Equity ETF) — Bloomberg Professional Services, GSAM, JUST Capital
Foundation, Inc. and Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Providers may utilize third party data in constructing each Index, but not guarantee the accuracy or availability of such third party data. Errors in index data, index
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. The Index Providers may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
Industry Concentration Risk (each Fund except Small Cap Core Equity ETF) — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries.
To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE
Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except Small Cap Core Equity ETF) trading individually or in the aggregate at any point in time.
Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Non-Diversification Risk — The North American Pipelines & Power Equity ETF and Small Cap Core Equity ETF are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Tracking Error Risk (each Fund except Small Cap Core Equity ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)